Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0000855683
Registrant Name	MILESTONE SCIENTIFIC INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES